Additional Information Included in the Interim Condensed Consolidated Statement of Cash Flows (Details) - Schedule of Changes in Non-Cash Working Capital Items - CAD ($)	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Non-Cash Working Capital Items [Abstract]
Trade receivable and other receivables	$ 2,142,134	$ 1,642,297
Government assistance and R&D tax credit receivable	5,792	707,157
Inventories	(1,007,540)	(714,461)
Prepaid expenses	(1,106,139)	(70,828)
Accounts payable and accrued liabilities	(10,872,814)	992,829
Provisions	(878,144)	958,761
Net change in non-cash working capital items	$ (11,716,711)	$ 3,515,755